Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	September 2012
Distribution Date	10/15/12
Transaction Month	29
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 16, 2010
Closing Date:		May 13, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,097,444,291.72	63,151	5.14%	59.59
Original Adj. Pool Balance:		$1,071,191,812.19

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$219,000,000.00	19.955%	0.39821%		May 16, 2011
Class A-2 Notes	Fixed	$238,000,000.00	21.687%	0.86000%		November 15, 2012
Class A-3 Notes	Fixed	$317,000,000.00	28.885%	1.50000%		October 15, 2014
Class A-4 Notes	Fixed	$186,850,000.00	17.026%	2.45000%		December 15, 2016
Total Securities		$960,850,000.00	87.553%

Overcollateralization		$110,341,812.19	10.054%
YSOA		$26,252,479.53	2.392%
Total Original Pool Balance		$1,097,444,291.72	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$125,512,028.30	0.3959370	$109,808,340.69	0.3463986	$15,703,687.61
Class A-4 Notes	$186,850,000.00	1.0000000	$186,850,000.00	1.0000000	$-
Total Securities	$312,362,028.30	0.3250893	$296,658,340.69	0.3087457	$15,703,687.61

Weighted Avg. Coupon (WAC)	5.27%		5.29%
Weighted Avg. Remaining Maturity (WARM)	34.33		33.54
Pool Receivables Balance	$378,667,436.23		$359,226,474.32
Remaining Number of Receivables	39,841		38,524

Adjusted Pool Balance	$372,128,568.77		$353,093,795.91

III. COLLECTIONS

Principal:
Principal Collections	$18,718,143.85
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$460,602.15
Total Principal Collections	$19,178,746.00

Interest:
Interest Collections	$1,630,271.87
Late Fees & Other Charges	$39,168.09
Interest on Repurchase Principal	$-
Total Interest Collections	$1,669,439.96

Collection Account Interest	$2,557.24
Reserve Account Interest	$705.63
Servicer Advances	$-

Total Collections	$20,851,448.83

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	September 2012
Distribution Date	10/15/12
Transaction Month	29
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections						$20,851,448.83
Reserve Account Release						$-
Reserve Account Draw						$-
Total Available for Distribution						$20,851,448.83
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$315,556.20		$315,556.20		$315,556.20
Collection Account Interest						$2,557.24
Late Fees & Other Charges						$39,168.09
Total due to Servicer						$357,281.53

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$156,890.04		$156,890.04
Class A-4 Notes		$381,485.42		$381,485.42

Total interest:		$538,375.46		$538,375.46		$538,375.46

Available Funds Remaining:						$19,955,791.84

3. Principal Distribution Amount:						$15,703,687.61

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$15,703,687.61
Class A-4 Notes				$-
Class A Notes Total:		15,703,687.61		$15,703,687.61
Total Noteholders Principal				$15,703,687.61

4. Required Deposit to Reserve Account						0.00

5. Trustee Expenses						0.00

6. Remaining Available Collections Released to Certificateholder						4,252,104.23

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount						$6,538,867.46
Beginning Period Amount						$6,538,867.46
Current Period Amortization						$406,189.05
Ending Period Required Amount						$6,132,678.41
Ending Period Amount						$6,132,678.41
Next Distribution Date Required Amount						$5,744,785.52

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance						0.50%
Beginning Period Required Amount						$5,355,959.06
Beginning Period Amount						$5,355,959.06
Current Period Release to Collection Account						$-
Current Period Deposit						$-
Current Period Release to Depositor						$-
Ending Period Required Amount (0.5% of APB of cut-off date)						$5,355,959.06
Ending Period Amount						$5,355,959.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target		17.50%
Overcollateralization Floor		1.25%
				Beginning	Ending	Target
Overcollateralization Amount				$59,766,540.47	$ 56,435,455.22	$56,435,455.22
Overcollateralization as a % of Adjusted Pool				16.06%	15.98%	15.98%

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	September 2012
Distribution Date	10/15/12
Transaction Month	29
30/360 Days	30
Actual/360 Days	28

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.22%	37,840	97.72%	$351,045,553.49
30 - 60 Days	1.38%	532	1.76%	$6,339,119.29
61 - 90 Days	0.32%	124	0.42%	$1,499,273.91
91 + Days	0.07%	28	0.10%	$342,527.63
		38,524		$359,226,474.32
Total
Delinquent Receivables 61 + days past due	0.39%	152	0.51%	$1,841,801.54
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.39%	156	0.51%	$1,942,836.21
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.38%	160	0.52%	$2,069,758.51
Three-Month Average Delinquency Ratio	0.39%		0.51%

Repossession in Current Period		42		$505,914.49
Repossession Inventory		59		$377,110.58

Charge-Offs
Gross Principal of Charge-Off for Current Period				$722,818.06
Recoveries				$(460,602.15)
Net Charge-offs for Current Period				$262,215.91

Beginning Pool Balance for Current Period				$378,667,436.23

Net Loss Ratio				0.83%
Net Loss Ratio for 1st Preceding Collection Period				0.78%
Net Loss Ratio for 2nd Preceding Collection Period				0.55%
Three-Month Average Net Loss Ratio for Current Period				0.72%

Cumulative Net Losses for All Periods				$9,973,309.17
Cumulative Net Losses as a % of Initial Pool Balance				0.91%

Principal Balance of Extensions				$1,465,154.05
Number of Extensions				119

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